Form N-1A Cover	Nov. 13, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2026
Prospectus Date	Nov. 28, 2025